UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: December 31
Date of reporting period: June 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT JUNE 30, 2007	Legg Mason Partners Variable Fundamental Value Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED•NO BANK GUARANTEE•MAY LOSE VALUE

Legg Mason Partners
Variable Fundamental
Value Portfolio

   Semi-Annual Report • June 30, 2007
What’s
Inside

Portfolio Objective

The Portfolio seeks long-term capital growth. Current income is a secondary consideration. The investment objective of the Portfolio is non-fundamental and may be changed by the Board of Trustees without the approval of shareholders or Policy holders.

Letter from the Chairman	I

Fund at a Glance	1

Fund Expense	2

Schedule of Investments	4

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	14

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened during the six-month reporting period ended June 30, 2007. U.S. gross domestic product (“GDP”)[i] expanded 2.5% in the fourth quarter of 2006. In the first quarter of 2007, GDP growth was a tepid 0.6%, according to the U.S. Commerce Department. This is the lowest growth rate since the fourth quarter of 2002. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. The advance estimate for second quarter 2007 GDP growth was a solid 3.4%, its fastest rate since the first quarter of 2006. While consumer spending slowed, this was offset by a sharp increase in business spending and exports.

After increasing the federal funds rateii to 5.25% in June 2006 — the 17th consecutive rate hike — the Federal Reserve Board (“Fed”)iii held rates steady at its last eight meetings. In its statement accompanying the June 2007 meeting, the Fed stated: “The economy seems likely to continue to expand at a moderate pace over coming quarters . . . . Readings on core inflation have improved modestly in recent months. However, a sustained moderation in inflation pressures has yet to be convincingly demonstrated . . . . In these circumstances, the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”
Despite concerns regarding the economy and increased volatility in the financial markets, stock prices generally rose during the six-month reporting period. Stocks began the year on a positive note, as the S&P 500 Indexiv hit a six-year high in January 2007. Stock prices rose on the back of optimism for continued solid corporate profits and hopes for a soft economic landing. The U.S. stock market’s ascent continued during much of February 2007, before a sharp decline at the end of the month. This was, in part, triggered by an 8.8% fall in China’s stock market on February 28th, its worst one-day performance in 10 years. After a modest increase in March 2007, U.S. stock
Legg Mason Partners Variable Fundamental Value Portfolio      I

prices rallied in April and May, thanks, in part, to surprisingly strong first quarter corporate profits. Stocks then gave up some ground in June due to continued weakness in the housing market, troubles in the subprime mortgage market and expectations that the Fed would not lower short-term interest rates in 2007. All told, the S&P 500 Index returned 6.96% during the six months ended June 30, 2007.
Looking at the U.S. stock market more closely, mid-cap stocks outperformed their large- and small-cap counterparts, as the Russell Midcap[v], Russell 1000vi, and Russell 2000vii Indexes returned 9.90%, 7.18% and 6.45%, respectively, for the six months ended June 30, 2007. From an investment style perspective, growth stocks outperformed value stocks, with the Russell 3000 Growthviii and Russell 3000 Valueix Indexes returning 8.22% and 6.01%, respectively.

Since the close of the reporting period, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wider range of financial institutions and markets. As a result, domestic and international equity markets have also experienced heightened volatility in recent weeks.

II     Legg Mason Partners Variable Fundamental Value Portfolio

Performance Review

For the six months ended June 30, 2007, Class I shares of Legg Mason Partners Variable Fundamental Value Portfolio[1] returned 6.04%. In comparison, the Portfolio’s unmanaged benchmark, the S&P 500 Index, returned 6.96% and its Lipper Variable Multi-Cap Core Funds Category Average[2] increased 8.00% for the same period.

Performance Snapshot as of June 30, 2007 (unaudited)

Six months

Variable Fundamental Value Portfolio[1] — Class I shares	6.04%

S&P 500 Index	6.96%

Lipper Variable Multi-Cap Core Funds Category Average	8.00%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Prior to April 30, 2007, the Portfolio offered one non-designated class of shares. The non-designated class of shares has been re-designated “Class I” shares as of April 30, 2007. Performance of Class II shares is not shown because Class II shares only recently commenced operations. The return for Class II shares would be lower than those for Class I shares because Class II shares have higher expenses than Class I shares.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s most current prospectus dated April 30, 2007, the gross total operating expenses for Class I shares and Class II Shares were 0.77% and 1.02%, respectively.
Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/ Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•	Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped

[1]	The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 215 funds in the Portfolio’s Lipper category.
Legg Mason Partners Variable Fundamental Value Portfolio      III

with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•	New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.
•	Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.
Information About Your Portfolio

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.
Sincerely,
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
July 27, 2007
IV     Legg Mason Partners Variable Fundamental Value Portfolio

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
RISKS: The Portfolio may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Please see the Portfolio’s prospectus for more information on these and other risks.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vi	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Legg Mason Partners Variable Fundamental Value Portfolio      V

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Fund at a Glance (unaudited)

Investment Breakdown
Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report      1

Fund Expenses (unaudited)
Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
   This example is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

		Beginning	Ending	Annualized	Expenses
	Actual Total	Account	Account	Expense	Paid During
	Return (2)	Value	Value	Ratio (3)	the Period (4)

Class I	6.04%	$1,000.00	$1,060.40	0.77%	$3.93

Class II(5)	3.54	1,000.00	1,035.40	1.25	5.09

(1)	For the six months ended June 30, 2007, unless otherwise noted.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total returns would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(5)	For the period February 2, 2007 (commencement of operations) to June 30, 2007.
2     Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical
	Annualized	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return	Value	Value	Ratio (2)	the Period (3)

Class I	5.00%	$1,000.00	$1,020.98	0.77%	$3.86

Class II(4)	5.00	1,000.00	1,015.00	1.25	5.04

(1)	For the six months ended June 30, 2007, unless otherwise noted.

(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year, then divided by 365.

(4)	For the period February 2, 2007 (commencement of operations) to June 30, 2007.
Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report      3

Schedule of Investments (June 30, 2007) (unaudited)
LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO

Shares	Security	Value

COMMON STOCKS — 98.6%
CONSUMER DISCRETIONARY — 14.6%
Auto Components — 0.1%
11,110	Magna International Inc., Class A Shares	$1,010,899

Media — 11.3%
1,912,400	Interpublic Group of Cos. Inc.*	21,801,360
283,400	News Corp., Class A Shares	6,010,914
1,412,600	News Corp., Class B Shares	32,405,044
1,832,400	Pearson PLC	30,987,723
1,201,550	Time Warner Inc.	25,280,612
864,500	Walt Disney Co.	29,514,030

	Total Media	145,999,683

Specialty Retail — 3.2%
800,900	Gap Inc.	15,297,190
550,700	Home Depot Inc.	21,670,045
160,570	Williams-Sonoma Inc.	5,070,800

	Total Specialty Retail	42,038,035

	TOTAL CONSUMER DISCRETIONARY	189,048,617

CONSUMER STAPLES — 6.7%
Food & Staples Retailing — 2.0%
10,971	FHC Delaware Inc.*(a)(b)	0
541,300	Wal-Mart Stores Inc.	26,041,943

	Total Food & Staples Retailing	26,041,943

Food Products — 3.3%
373,076	Kraft Foods Inc., Class A Shares	13,150,929
72,800	Smithfield Foods Inc.*	2,241,512
307,520	Unilever PLC	9,962,944
550,420	Unilever PLC, ADR	17,756,549

	Total Food Products	43,111,934

Household Products — 1.4%
258,400	Kimberly-Clark Corp.	17,284,376

	TOTAL CONSUMER STAPLES	86,438,253

ENERGY — 9.0%
Energy Equipment & Services — 4.3%
117,700	Baker Hughes Inc.	9,902,101
288,700	BJ Services Co.	8,210,628
147,000	GlobalSantaFe Corp.	10,620,750

See Notes to Financial Statements.
4     Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Energy Equipment & Services — 4.3% (continued)
329,200	Halliburton Co.	$11,357,400
175,200	Schlumberger Ltd.	14,881,488

	Total Energy Equipment & Services	54,972,367

Oil, Gas & Consumable Fuels — 4.7%
297,200	Anadarko Petroleum Corp.	15,451,428
114,700	Chevron Corp.	9,662,328
77,200	ConocoPhillips	6,060,200
88,500	Devon Energy Corp.	6,928,665
127,400	Exxon Mobil Corp.	10,686,312
393,190	Williams Cos. Inc.	12,432,668

	Total Oil, Gas & Consumable Fuels	61,221,601

	TOTAL ENERGY	116,193,968

FINANCIALS — 19.4%
Capital Markets — 5.0%
2,900	Blackstone Group LP*	84,883
40,000	Franklin Resources Inc.	5,298,800
355,200	Merrill Lynch & Co. Inc.	29,687,616
61,517	Nuveen Investments, Class A Shares	3,823,281
388,500	State Street Corp.	26,573,400

	Total Capital Markets	65,467,980

Consumer Finance — 1.3%
284,500	American Express Co.	17,405,710

Diversified Financial Services — 5.1%
647,542	Bank of America Corp.	31,658,329
703,256	JPMorgan Chase & Co.	34,072,753

	Total Diversified Financial Services	65,731,082

Insurance — 4.7%
149,520	Allied World Assurance Holdings Ltd.	7,662,900
223,200	American International Group Inc.	15,630,696
378,900	Chubb Corp.	20,513,646
332,115	CNA Surety Corp.*	6,280,295
105,600	Hartford Financial Services Group Inc.	10,402,656

	Total Insurance	60,490,193

Thrifts & Mortgage Finance — 3.3%
288,600	MGIC Investment Corp.	16,409,796
578,100	PMI Group Inc.	25,823,727

	Total Thrifts & Mortgage Finance	42,233,523

	TOTAL FINANCIALS	251,328,488

See Notes to Financial Statements.
Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report      5

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

HEALTH CARE — 12.2%
Life Sciences Tools & Services — 0.5%
492,419	Enzo Biochem Inc.*	$7,361,664

Pharmaceuticals — 11.7%
573,300	Abbott Laboratories	30,700,215
216,172	Bentley Pharmaceuticals Inc.*	2,624,328
218,300	Eli Lilly & Co.	12,198,604
319,900	GlaxoSmithKline PLC, ADR	16,753,163
332,700	Johnson & Johnson	20,500,974
233,400	Novartis AG, ADR	13,086,738
959,700	Pfizer Inc.	24,539,529
537,200	Wyeth	30,803,048

	Total Pharmaceuticals	151,206,599

	TOTAL HEALTH CARE	158,568,263

INDUSTRIALS — 11.3%
Aerospace & Defense — 5.5%
163,500	Boeing Co.	15,722,160
509,100	Honeywell International Inc.	28,652,148
503,700	Raytheon Co.	27,144,393

	Total Aerospace & Defense	71,518,701

Building Products — 0.3%
110,250	Simpson Manufacturing Co. Inc.	3,719,835

Electrical Equipment — 0.3%
100,000	Emerson Electric Co.	4,680,000

Industrial Conglomerates — 2.1%
715,200	General Electric Co.	27,377,856

Machinery — 3.1%
284,700	Caterpillar Inc.	22,292,010
85,800	Deere & Co.	10,359,492
136,900	Dover Corp.	7,002,435

	Total Machinery	39,653,937

	TOTAL INDUSTRIALS	146,950,329

INFORMATION TECHNOLOGY — 17.3%
Communications Equipment — 3.4%
713,500	Cisco Systems Inc.*	19,870,975
1,395,700	Motorola Inc.	24,703,890

	Total Communications Equipment	44,574,865

Computers & Peripherals — 1.6%
190,400	International Business Machines Corp.	20,039,600
6,700	Socket Communications Inc.*	5,929

	Total Computers & Peripherals	20,045,529

See Notes to Financial Statements.
6     Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Electronic Equipment & Instruments — 1.1%
380,400	Agilent Technologies Inc.*	$14,622,576

Internet Software & Services — 1.5%
62,300	Bridgeline Software Inc.	308,520
265,200	eBay Inc.*	8,534,136
329,600	VeriSign Inc.*	10,458,208

	Total Internet Software & Services	19,300,864

Semiconductors & Semiconductor Equipment — 7.7%
1,343,400	Applied Materials Inc.	26,693,358
360,500	Novellus Systems Inc.*	10,227,385
45,600	Samsung Electronics Co., Ltd., GDR (c)	14,113,200
1,618,804	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	18,017,290
726,800	Texas Instruments Inc.	27,349,484
92,591	Verigy Ltd.*	2,649,029

	Total Semiconductors & Semiconductor Equipment	99,049,746

Software — 2.0%
846,500	Microsoft Corp.	24,946,355
645,147	Wave Systems Corp., Class A*	1,341,906

	Total Software	26,288,261

	TOTAL INFORMATION TECHNOLOGY	223,881,841

MATERIALS — 5.8%
Chemicals — 2.8%
320,100	Dow Chemical Co.	14,154,822
441,500	E.I. du Pont de Nemours & Co.	22,445,860

	Total Chemicals	36,600,682

Metals & Mining — 1.6%
484,900	Alcoa Inc.	19,652,997
15,100	AngloGold Ashanti Ltd., ADR	571,082
14,300	Newmont Mining Corp.	558,558

	Total Metals & Mining	20,782,637

Paper & Forest Products — 1.4%
222,500	Weyerhaeuser Co.	17,561,925

	TOTAL MATERIALS	74,945,244

TELECOMMUNICATION SERVICES — 2.3%
Wireless Telecommunication Services — 2.3%
901,612	Vodafone Group PLC, ADR	30,321,212

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $946,041,385)	1,277,676,215

See Notes to Financial Statements.
Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report      7

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

SHORT-TERM INVESTMENT — 1.4%
Repurchase Agreement — 1.4%
$17,573,000	Interest in $478,335,000 joint tri-party repurchase agreement dated 6/29/07 with Goldman Sachs & Co., 5.300% due 7/2/07; Proceeds at maturity — $17,580,761; (Fully collateralized by various U.S. government obligations, 0.000% to 7.250% due 9/13/07 to 8/15/22; Market value — $17,924,493) (Cost — $17,573,000)	$17,573,000

	TOTAL INVESTMENTS — 100.0% (Cost — $963,614,385#)	1,295,249,215
	Liabilities in Excess of Other Assets — 0.0%	(111,867)

	TOTAL NET ASSETS — 100.0%	$1,295,137,348

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.
  Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
See Notes to Financial Statements.
8     Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report

Statement of Assets and Liabilities (June 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $963,614,385)	$1,295,249,215
Foreign currency, at value (Cost — $34)	34
Cash	742
Dividends and interest receivable	2,753,841
Receivable for Fund shares sold	178,025

Total Assets	1,298,181,857

LIABILITIES:
Payable for Fund shares repurchased	1,755,279
Investment management fee payable	813,634
Payable for securities purchased	314,409
Trustees’ fees payable	26,887
Deferred compensation payable	6,652
Accrued expenses	127,648

Total Liabilities	3,044,509

Total Net Assets	$1,295,137,348

NET ASSETS:
Par value (Note 6)	$538
Paid-in capital in excess of par value	922,681,133
Undistributed net investment income	7,751,123
Accumulated net realized gain on investments and foreign currency transactions	33,069,724
Net unrealized appreciation on investments	331,634,830

Total Net Assets	$1,295,137,348

Shares Outstanding:
Class I	53,788,581

Class II	21

Net Asset Value:
Class I	$24.08

Class II	$24.03

See Notes to Financial Statements.
Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report      9

Statement of Operations (For the six months ended June 30, 2007) (unaudited)

INVESTMENT INCOME:
Dividends	$10,630,761
Interest	1,557,693
Less: Foreign taxes withheld	(188,837)

Total Investment Income	11,999,617

EXPENSES:
Investment management fee (Note 2)	4,028,166
Shareholder reports (Note 4)	25,594
Trustees’ fees	16,668
Audit and tax	13,917
Insurance	10,969
Legal fees	9,798
Custody fees	5,878
Transfer agent fees (Note 4)	115
Distribution fees (Notes 2 and 4)	1
Miscellaneous expenses	6,611

Total Expenses	4,117,717
Less: Fee waivers and/or expense reimbursements (Note 2)	(6)

Net Expenses	4,117,711

Net Investment Income	7,881,906

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	34,073,060
Foreign currency transactions	(2,207)

Net Realized Gain	34,070,853

Change in Net Unrealized Appreciation/ Depreciation	16,533,657

Net Gain on Investments and Foreign Currency Transactions	50,604,510

Increase in Net Assets From Operations	$58,486,416

See Notes to Financial Statements.
10     Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended June 30, 2007 (unaudited)
and the year ended December 31, 2006

	2007	2006

OPERATIONS:
Net investment income	$7,881,906	$14,566,027
Net realized gain	34,070,853	39,081,203
Change in net unrealized appreciation/ depreciation	16,533,657	89,832,519

Increase in Net Assets From Operations	58,486,416	143,479,749

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(300,052)	(14,835,090)
Net realized gains	(4,332,846)	(37,566,545)

Decrease in Net Assets From Distributions to Shareholders	(4,632,898)	(52,401,635)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	44,586,115	49,205,279
Reinvestment of distributions	4,632,898	52,401,635
Cost of shares repurchased	(96,694,620)	(126,127,386)
Net assets of shares issued in connection with merger (Note 7)	325,733,849	—

Increase (Decrease) in Net Assets From Fund Share Transactions	278,258,242	(24,520,472)

Increase in Net Assets	332,111,760	66,557,642
NET ASSETS:
Beginning of period	963,025,588	896,467,946

End of period*	$1,295,137,348	$963,025,588

* Includes undistributed net investment income of:	$7,751,123	$170,434

See Notes to Financial Statements.
Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report      11

Financial Highlights
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares	2007(1)(2)		2006		2005	2004	2003	2002(2)

Net Asset Value, Beginning of Period	$22.79		$20.63		$21.10	$20.08	$14.56	$19.08

Income (Loss) From Operations:
Net investment income	0.17		0.36		0.21	0.13	0.11	0.11
Net realized and unrealized gain (loss)	1.21		3.10		0.80	1.52	5.51	(4.16)

Total Income (Loss) From Operations	1.38		3.46		1.01	1.65	5.62	(4.05)

Less Distributions From:
Net investment income	(0.01)		(0.37)		(0.20)	(0.14)	(0.10)	(0.18)
Net realized gains	(0.08)		(0.93)		(1.28)	(0.49)	—	(0.29)

Total Distributions	(0.09)		(1.30)		(1.48)	(0.63)	(0.10)	(0.47)

Net Asset Value, End of Period	$24.08		$22.79		$20.63	$21.10	$20.08	$14.56

Total Return(3)	6.04%		16.80%		4.78%	8.22%	38.64%	(21.30)%

Net Assets, End of Period (millions)	$1,295		$963		$896	$886	$734	$473

Ratios to Average Net Assets:
Gross expenses	0.77	%(4)	0.79	% (5)	0.78%	0.77%	0.77%	0.78%
Net expenses	0.77	(4)	0.78	(5)(6)	0.78	0.77 (6)	0.77	0.78
Net investment income	1.47	(4)	1.59		0.97	0.68	0.71	0.68

Portfolio Turnover Rate	10%		21%		34%	31%	18%	20%

(1)	For the six months ended June 30, 2007 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.77% and 0.76%, respectively (Note 12).

(6)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
12     Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class II Shares(1)	2007(2)

Net Asset Value, Beginning of Period	$23.29

Income From Operations:
Net investment income	0.11
Net realized and unrealized gain	0.71

Total Income From Operations	0.82

Less Distributions From:
Net investment income	(0.00	)(3)
Net realized gains	(0.08)

Total Distributions	(0.08)

Net Asset Value, End of Period	$24.03

Total Return(4)	3.54%

Net Assets, End of Period (000s)	$1

Ratios to Average Net Assets:
Gross expenses	4.02	%(5)
Net expenses(6)	1.25	(5)(7)
Net investment income	1.19	(5)

Portfolio Turnover Rate	10%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period February 2, 2007 (commencement of operations) to June 30, 2007.

(3)	Amount represents less than $0.01 per share.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of an expense limitation, the ratio of expense to average net assets of Class II shares will not exceed 1.25%.

(7)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report      13

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies
Legg Mason Partners Variable Fundamental Value Portfolio (the “Fund”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified series of Legg Mason Partners Variable Portfolios II, a Massachusetts business trust registered under the 1940 Act.
   Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
   The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
   (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
   (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
   (c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
14     Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
   Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
   (d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
   (e) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
   (f) Class Accounting. Investment income, common expenses and realized/ unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.
   (g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report      15

Notes to Financial Statements (unaudited) (continued)
   (h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).
   Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Management
Average Daily Net Assets	Fee Rate

Up to $1.5 billion	0.750%
Next $0.5 billion	0.700
Next $0.5 billion	0.650
Next $1 billion	0.600
Over $3.5 billion	0.500

   LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management for cash and short-term investment. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Fund.
   During the six months ended June 30, 2007, LMPFA waived a portion of its fee in the amount of $6.
   During the six months ended June 30, 2007, the Fund had an expense limitation in place of 1.25% for Class II.
   Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) are co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.
   The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of June 30, 2007 the Fund had accrued $6,652 as deferred compensation payable.
16     Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$367,907,467

Sales	105,717,064

   At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$337,134,758
Gross unrealized depreciation	(5,499,928)

Net unrealized appreciation	$331,634,830

4.	Class Specific Expenses
The Fund has adopted a Rule 12b-1 Distribution Plan and under that plan the Fund pays a service fee calculated at the annual rate of 0.25% of the average daily net assets for Class II shares. There is no distribution fee incurred by the Fund’s Class I shares. Distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2007, class specific expenses were as follows:

	Distribution	Transfer Agent	Shareholder Reports
	Fees	Fees	Expenses

Class I	—	$109	$25,593
Class II*	$1	6	1

Total	$1	$115	$25,594

*	For the period February 2, 2007 (commencement of operations) to June 30, 2007.
Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report      17

Notes to Financial Statements (unaudited) (continued)

5.	Distributions to Shareholders by Class

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

Net Investment Income
Class I	$300,052	$14,835,090
Class II*	0 **	—

Total	$300,052	$14,835,090

Net Realized Gains
Class I	$4,332,844	$37,566,545
Class II*	2	—

Total	$4,332,846	$37,566,545

*	For the period February 2, 2007 (commencement of operations) to June 30, 2007.

**	Rounds to less than $1.

6.	Shares of Beneficial Interest
At June 30, 2007, the Trust had an unlimited number of shares authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 30, 2007, the Trust had an unlimited number of shares with a par value of $0.001 per share.
   Transactions in shares of each class were as follows:

	Six Months Ended			Year Ended
	June, 2007			December 31, 2006

	Shares		Amount	Shares	Amount

Class I
Shares sold	1,878,270		$44,585,615	2,235,413	$49,205,279
Shares issued on reinvestment	192,077		4,632,896	2,300,194	52,401,635
Shares repurchased	(4,084,614)		(96,694,617)	(5,739,088)	(126,127,386)
Shares issued with merger	13,544,874		325,733,849	—	—

Net Increase (Decrease)	11,530,607		$278,257,743	1,203,481	$(24,520,472)

Class II*
Shares sold	21		$500	—	—
Shares issued on reinvestment	0	**	2	—	—
Shares repurchased	(0	)**	(3)	—	—

Net Increase	21		$499	—	—

*	For the period February 2, 2007 (commencement of operations) to June 30, 2007.

**	Rounds to less than 1.

7.	Transfer of Net Assets
On April 27, 2007, the Fund acquired the assets and certain liabilities of the Legg Mason Partners Variable All Cap Portfolio, pursuant to a plan of reorganization approved by Legg Mason Partners Variable All Cap Portfolio shareholders. Total shares issued by the Fund
18     Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
and the total net assets of the Legg Mason Partners Variable All Cap Portfolio and the Fund on the date of the transfer were as follows:

		Total Net Assets of the
	Shares Issued by	LMP Variable All Cap	Total Net Assets
Acquired Fund	the Fund	Portfolio	of the Fund

Legg Mason Partners Variable All Cap Portfolio	13,544,874	$325,733,849	$987,926,472

   The total net assets of the Legg Mason Partners Variable All Cap Portfolio before acquisition included unrealized appreciation of $85,274,532, accumulated net realized loss of $13,457 and accumulated net investment loss of $1,165. Total net assets of the Fund immediately after the transfer were $1,313,660,321. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

8.	Capital Loss Carryforward
On December 31, 2006, the Fund had a net capital loss carryforward of $766,672 of which $575,004 expires in 2009 and $191,668 expires in 2010. These amounts will be available to offset any future taxable capital gains.

9.	Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the then-investment adviser or manager to the Fund and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).
   The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that CAM, the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected
Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report      19

Notes to Financial Statements (unaudited) (continued)
Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.
   SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.
   The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
   Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.
   On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10.	Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all
20     Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.
   On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.
   As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.
   * * *
Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
   On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.
   On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended
Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report      21

Notes to Financial Statements (unaudited) (continued)
Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants filed a motion to dismiss the second amended complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.
   Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

11.	Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
   Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

12.	Special Shareholder Meeting and Reorganization
Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portions of the costs are borne by the Fund were recognized in the period during which the expense was incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies.

13.	Recent Accounting Pronouncements
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes  — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on
22     Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.
   * * *
   On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

14.	Subsequent Event
On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Fund. The Fund’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Fund. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Fund under its contract.
Legg Mason Partners Variable Fundamental Value Portfolio 2007 Semi-Annual Report      23

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Legg Mason Partners
Variable Fundamental
Value Portfolio

TRUSTEES
Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafy
Jerry A. Viscione
INVESTMENT MANAGER
Legg Mason Partners Fund Advisor, LLC

SUBADVISER
ClearBridge Advisors, LLC

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT
PFPC, Inc. 4400 Computer Drive
Westborough,
Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP 345 Park Avenue New York, New York 10154

This report is submitted for the general information of the shareholders of the Legg Mason Partners Variable Fundamental Value Portfolio and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

© 2007 Legg Mason
Investor Services, LLC
Member FINRA, SIPC

FDXX010088 8/07 SR07-387

Legg Mason Partners
Variable Fundamental
Value Portfolio

The Fund is a separate investment series of the Legg Mason Partners Variable Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS
VARIABLE FUNDAMENTAL VALUE PORTFOLIO
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.leggmason.com/InvestorServices.com and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.
Not Applicable
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable
ITEM 4. Principal Accountant Fees and Services
Not Applicable
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Equity Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken Chief Executive Officer of Legg Mason Partners Variable Equity Trust
Date: August 28, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken Chief Executive Officer of Legg Mason Partners Variable Equity Trust
Date: August 28, 2007

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak Chief Financial Officer of Legg Mason Partners Variable Equity Trust
Date: August 28, 2007